Other Operating Income (Loss), net	12 Months Ended
Dec. 31, 2025
Other Operating Income (Loss), net
Other Operating Income (Loss), net

11.Other Operating Income (Loss), net

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Government subsidies	418,717	331,484	74,643
Provision of contingent losses	(35,228)	(14,078)	(42,830)
Gain on disposal of property and equipment	386,915	24,985	14,421
Reversal of previously accrued expenses	—	91,317	218,673
Others	23,281	28,576	18,345
Total	793,685	462,284	283,252

Other operating income, net for the year ended December 31, 2025, primarily consisted of reversal of previously accrued expenses and government subsidies.